CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents (Note 4)	$ 112,073,825	$ 137,672,718
Marketable debt securities (Note 5)	85,128,090	0
Marketable equity securities (Note 5)	222,187	239,232
Deposits, advances and other	1,069,051	156,050
Total current assets	198,493,153	138,068,000
Property, plant and equipment, net (Note 6)	12,653,997	12,632,534
Total assets	211,147,150	150,700,534
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	2,739,377	2,167,171
Income tax payable	7,566,301	1,263,438
Contingent value rights (Note 3)	5,623,248	3,097,193
Total current liabilities	15,928,926	6,527,802
Deferred income tax (Note 11)	1,375,910	18,402,483
Total liabilities	17,304,836	24,930,285
SHAREHOLDERS' EQUITY
Common shares	378,009,884	378,009,884
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	20,701,640	20,409,643
Accumulated deficit	(225,494,582)	(293,386,189)
Accumulated other comprehensive income	0	111,539
Total shareholders' equity	193,842,314	125,770,249
Total liabilities and shareholders' equity	$ 211,147,150	$ 150,700,534